Summary of Changes in Carrying Value of Goodwill by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Power & Control	Sep. 30, 2011 Power & Control	Sep. 30, 2012 Airframe	Sep. 30, 2011 Airframe	Sep. 30, 2012 Non-aviation	Sep. 30, 2010 Non-aviation
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 2,595,747	$ 1,571,664	$ 1,205,846	$ 1,063,872	$ 1,341,834	$ 459,725	$ 48,067	$ 48,067
Goodwill acquired during the year (Note 2)	473,895	1,129,145	70,870	159,396	401,500	969,749	1,525
Divestitures (Note 22)		(103,880)		(15,393)		(88,487)
Purchase price allocation adjustments	(26,109)		(2,012)		(24,097)
Other	(8,031)	(1,182)	(1)	(2,029)	(8,023)	847	(7)
Goodwill, Ending Balance	$ 3,035,502	$ 2,595,747	$ 1,274,703	$ 1,205,846	$ 1,711,214	$ 1,341,834	$ 49,585	$ 48,067